UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2003.

Report for the Calendar Year or Quarter Ended:  December 31,2002

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      August 20, 2003
              [Signature]            [City, State]           [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: 182552

List of Other Included Managers: NONE













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


                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
Baxter International Inc       COMM STK         071813109   16327   583110  SH        SOLE        476610         0   106500
DST Systems Inc                COMM STK         233326107   29489   829500  SH        SOLE        156900         0   672600
Dell Computer Corp             COMM STK         247025109   23768   888850  SH        SOLE        349200         0   539650
Dentsply International Inc     COMM STK         249030107    1964    52800  SH        SOLE          7400         0    45400
Donnelley (R.R.) & Sons        COMM STK         257867101    4635   212930  SH        SOLE          2930         0   210000
Expedia Inc                    COMM STK         302125109    7871   117600  SH        SOLE         64700         0    52900
Korea Telecom SP ADR           ADR              48268K101   20385   945939  SH        SOLE        134070         0   811869
Estee Lauder Companies         COMM STK         518439104    1452    55000  SH        SOLE         12400         0    42600
Lexicon Genetics               COMM STK         528872104    1582   334461  SH        SOLE         93900         0   240561
PG&E Corporation               COMM STK         69331C108    1722   123900  SH        SOLE         13900         0   110000
People Soft Inc                COMM STK         712713106      92     5000  SH        SOLE             0         0     5000
Scripps (E.W.) Company         COMM STK         811054204   11804   153400  SH        SOLE         73900         0    79500
Sonic Automotive               COMM STK         83545G102     324    21800  SH        SOLE         13500         0     8300
Transkaryotic Therapies Inc    COMM STK         893735100    3310   334390  SH        SOLE         49990         0   284400
USA Interactive                COMM STK         902984103   32530  1419300  SH        SOLE        462500         0   956800
Univision Communications       COMM STK         914906102   14214   580150  SH        SOLE        250350         0   329800
Williams Sonoma Inc            COMM STK         969904101   11083   408200  SH        SOLE        237300         0   170900